UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811- 09525
                                                     ---------------------------

                               RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            --------------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            --------------------


                  Date of reporting period: SEPTEMBER 30, 2004
                                            --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004



                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  78.6%


FINANCIALS 16.3%
  BANKS 4.6%
Bank of America Corp.                     93,460   $   4,049,622
Wells Fargo & Co.                         38,800       2,313,644
Wachovia Corp.+                           30,080       1,412,256
U.S. Bancorp+                             43,180       1,247,902
Fifth Third Bancorp                       13,087         644,142
National City Corp.                       15,230         588,183
SunTrust Banks, Inc.+                      8,220         578,770
BB&T Corp.+                               12,740         505,651
PNC Financial Services Group,
Inc.                                       6,490         351,109
SouthTrust Corp.                           7,650         318,699
North Fork Bancorporation, Inc.+           7,160         318,262
KeyCorp                                    9,350         295,460
M&T Bank Corp.                             2,690         257,433
Comerica, Inc.+                            3,940         233,839
Marshall & Ilsley Corp.+                   5,120         206,336
AmSouth Bancorp+                           8,125         198,250
Synovus Financial Corp.                    7,110         185,927
Huntington Bancshares, Inc.                5,278         131,475
Zions Bancorporation                       2,060         125,742
First Horizon National Corp.               2,840         123,142
                                                   --------------
TOTAL BANKS                                           14,085,844
                                                   --------------
  INSURANCE 3.6%
American International Group,
Inc.                                      59,860       4,069,881
Allstate Corp.+                           15,920         764,001
MetLife, Inc.                             17,240         666,326
Prudential Financial, Inc.                11,920         560,717
Marsh & McLennan Cos., Inc.+              11,960         547,290
St. Paul Travelers Cos., Inc.             15,370         508,132
AFLAC, Inc.+                              11,650         456,796
Progressive Corp.                          4,990         422,902
Hartford Financial Services
Group, Inc.                                6,735         417,099
Chubb Corp.+                               4,390         308,529
ACE Ltd.+                                  6,530         261,592
Loews Corp.                                4,255         248,917
XL Capital Ltd.                            3,180         235,288
Aon Corp.                                  7,255         208,509
Ambac Financial Group, Inc.                2,490         199,076
MBIA, Inc.                                 3,290         191,511
Lincoln National Corp.                     4,040         189,880
Cincinnati Financial Corp.                 3,870         159,521
Jefferson-Pilot Corp.                      3,140         155,932
Torchmark Corp.                            2,520         134,014
SAFECO Corp.+                              2,890         131,929
UnumProvident Corp.+                       6,810         106,849
                                                   --------------
TOTAL INSURANCE                                       10,944,691
                                                   --------------
  DIVERSIFIED FINANCIALS 3.1%
Citigroup, Inc.                          119,021       5,251,207
J.P. Morgan Chase & Co.                   81,841       3,251,543
Regions Financial Corp.+                  10,620         351,097
Principal Financial Group, Inc.+           7,200         258,984
Moody's Corp.+                             3,400         249,050
                                                   --------------
TOTAL DIVERSIFIED FINANCIALS                           9,361,881
                                                   --------------
  CAPITAL MARKETS 2.1%
Morgan Stanley                            25,240       1,244,332
Merrill Lynch & Co., Inc.                 21,580       1,072,957
Goldman Sachs Group, Inc.+                11,165       1,041,024
Bank of New York Co., Inc.                17,875         521,414
Lehman Brothers Holdings, Inc.+            6,230         496,655
State Street Corp.+                        7,725         329,935
Franklin Resources, Inc.+                  5,730         319,505
Charles Schwab Corp.+                     31,400         288,566
Mellon Financial Corp.                     9,735         269,562
Bear Stearns Cos., Inc.+                   2,370         227,923
Northern Trust Corp.                       5,050         206,040
T. Rowe Price Group, Inc.+                 2,920         148,745
E*Trade Financial Corp.*                   8,580          97,984
Janus Capital Group, Inc.+                 5,495          74,787
Federated Investors, Inc. -
Class B                                    2,490          70,816
                                                   --------------
TOTAL CAPITAL MARKETS                                  6,410,245
                                                   --------------
  THRIFTS & MORTGAGE FINANCE 1.5%
Fannie Mae                                22,240       1,410,016
Freddie Mac                               15,780       1,029,487
Washington Mutual, Inc.                   20,050         783,554
Countrywide Financial Corp.+              12,940         509,707
Golden West Financial Corp.                3,510         389,434
Sovereign Bancorp, Inc.+                   7,885         172,051
MGIC Investment Corp.+                     2,260         150,403
                                                   --------------
TOTAL THRIFTS & MORTGAGE FINANCE                       4,444,652
                                                   --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  CONSUMER FINANCE 1.0%
American Express Co.+                     29,130   $   1,499,030
MBNA Corp.                                29,360         739,872
SLM Corp.                                 10,020         446,892
Capital One Financial Corp.+               5,550         410,145
Providian Financial Corp.*+                6,725         104,506
                                                   --------------
TOTAL CONSUMER FINANCE                                 3,200,445
                                                   --------------
  REAL ESTATE 0.4%
Simon Property Group, Inc.+                4,780         256,351
Equity Office Properties Trust+            9,260         252,335
Equity Residential                         6,450         199,950
Plum Creek Timber (REIT) Co.,
Inc.                                       4,205         147,301
ProLogis                                   4,175         147,127
Apartment Investment &
Management Co. - Class A                   2,165          75,299
                                                   --------------
TOTAL REAL ESTATE                                      1,078,363
                                                   --------------
TOTAL FINANCIALS                                      49,526,121
                                                   --------------

INFORMATION TECHNOLOGY 12.4%
  SOFTWARE 3.5%
Microsoft Corp.                          249,810       6,907,246
Oracle Corp.*                            118,800       1,340,064
Symantec Corp.*+                           7,240         397,331
Computer Associates
International, Inc.+                      13,445         353,604
Electronic Arts, Inc.*+                    6,980         321,010
Adobe Systems, Inc.+                       5,510         272,580
Intuit, Inc.*+                             4,400         199,760
Veritas Software Corp.*                    9,940         176,932
PeopleSoft, Inc.*                          8,430         167,336
Autodesk, Inc.+                            2,610         126,924
Siebel Systems, Inc.*                     11,610          87,539
BMC Software, Inc.*                        5,130          81,105
Mercury Interactive Corp.*+                2,140          74,643
Citrix Systems, Inc.*+                     3,890          68,153
Novell, Inc.*+                             8,880          56,033
Compuware Corp.*                           8,870          45,681
Parametric Technology Corp.*               6,180          32,630
                                                   --------------
TOTAL SOFTWARE                                        10,708,571
                                                   --------------
  COMPUTERS & PERIPHERALS 2.8%
International Business Machines
Corp.                                     38,490       3,300,133
Dell, Inc.*+                              57,356       2,041,874
Hewlett-Packard Co.+                      69,380       1,300,875
EMC Corp./Massachusetts*+                 55,250         637,585
Apple Computer, Inc.*+                     8,910         345,262
Sun Microsystems, Inc.*+                  76,421         308,741
Lexmark International, Inc.*               2,980         250,350
Network Appliance, Inc.*+                  8,220         189,060
NCR Corp.*                                 2,160         107,114
QLogic Corp.*+                             2,120          62,773
Gateway, Inc.*+                            8,555          42,347
                                                   --------------
TOTAL COMPUTERS & PERIPHERALS                          8,586,114
                                                   --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.2%
Intel Corp.                              147,390       2,956,643
Texas Instruments, Inc.                   39,771         846,327
Applied Materials, Inc.*                  39,020         643,440
Analog Devices, Inc.+                      8,685         336,804
Maxim Integrated Products, Inc.+           7,460         315,483
Linear Technology Corp.+                   7,070         256,217
Xilinx, Inc.+                              7,970         215,190
Broadcom Corp. - Class A*+                 7,400         201,946
KLA-Tencor Corp.*+                         4,510         187,075
Micron Technology, Inc.*+                 14,050         169,021
Altera Corp.*+                             8,543         167,187
National Semiconductor Corp.*+             8,230         127,483
Advanced Micro Devices, Inc.*+             8,150         105,950
Novellus Systems, Inc.*                    3,280          87,215
Teradyne, Inc.*+                           4,460          59,764
Nvidia Corp.*+                             3,830          55,612
LSI Logic Corp.*+                          8,840          38,100
PMC - Sierra, Inc.*                        4,070          35,857
Applied Micro Circuits Corp.*+             7,190          22,505
                                                   --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              6,827,819
                                                   --------------
  COMMUNICATIONS EQUIPMENT 2.2%
Cisco Systems, Inc.*+                    155,350       2,811,835
Qualcomm, Inc.+                           37,400       1,460,096
Motorola, Inc.                            54,279         979,193
Corning, Inc.*+                           32,020         354,782
Lucent Technologies, Inc.*+               99,011         313,865
Avaya, Inc.*                              10,400         144,976
JDS Uniphase Corp.*+                      33,090         111,513
Scientific-Atlanta, Inc.                   3,520          91,239

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Tellabs, Inc.*+                            9,560   $      87,856
Comverse Technology, Inc.*+                4,485          84,453
Andrew Corp.*+                             3,692          45,190
ADC Telecommunications, Inc.*             18,590          33,648
CIENA Corp.*                              13,080          25,898
                                                   --------------
TOTAL COMMUNICATIONS EQUIPMENT                         6,544,544
                                                   --------------
  IT CONSULTING & SERVICES 0.9%
First Data Corp.                          19,700         856,950
Automatic Data Processing, Inc.           13,420         554,514
Paychex, Inc.+                             8,690         262,004
Electronic Data Systems Corp.             11,770         228,220
Computer Sciences Corp.*                   4,340         204,414
Affiliated Computer Services,
Inc. - Class A*                            2,940         163,670
SunGard Data Systems, Inc.*                6,630         157,595
Fiserv, Inc.*                              4,490         156,521
Unisys Corp.*+                             7,690          79,361
Sabre Holdings Corp.+                      3,150          77,270
Convergys Corp.*                           3,280          44,050
                                                   --------------
TOTAL IT CONSULTING & SERVICES                         2,784,569
                                                   --------------
  INTERNET SOFTWARE & SERVICES 0.4%
Yahoo!, Inc.*+                            31,260       1,060,026
                                                   --------------
TOTAL INTERNET SOFTWARE & SERVICES                     1,060,026
                                                   --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
Agilent Technologies, Inc.*               11,160         240,721
Molex, Inc.                                4,360         130,015
Solectron Corp.*+                         22,095         109,370
Jabil Circuit, Inc.*+                      4,620         106,260
Sanmina-SCI Corp.*                        11,970          84,389
Tektronix, Inc.+                           2,110          70,158
Symbol Technologies, Inc.                  5,500          69,520
                                                   --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 810,433
                                                   --------------
  OFFICE ELECTRONICS 0.1%
Xerox Corp.*+                             19,275         271,392
                                                   --------------
TOTAL OFFICE ELECTRONICS                                 271,392
                                                   --------------
TOTAL INFORMATION TECHNOLOGY                          37,593,468
                                                   --------------

HEALTH CARE 10.3%
  PHARMACEUTICALS 5.8%
Pfizer, Inc.                             173,490       5,308,794
Johnson & Johnson, Inc.+                  68,190       3,841,143
Merck & Co., Inc.                         50,975       1,682,175
Eli Lilly & Co.                           25,980       1,560,099
Abbott Laboratories                       35,870       1,519,453
Wyeth                                     30,650       1,146,310
Bristol-Myers Squibb Co.+                 44,689       1,057,789
Schering-Plough Corp.+                    33,830         644,800
Forest Laboratories, Inc.*                 8,510         382,780
Allergan, Inc.                             3,030         219,826
Mylan Laboratories, Inc.+                  6,170         111,060
Watson Pharmaceuticals, Inc.*              2,510          73,944
King Pharmaceuticals, Inc.*+               5,545          66,207
                                                   --------------
TOTAL PHARMACEUTICALS                                 17,614,380
                                                   --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
Medtronic, Inc.                           27,790       1,442,301
Boston Scientific Corp.*+                 19,350         768,776
Guidant Corp.+                             7,230         477,469
Baxter International, Inc.                14,130         454,421
Zimmer Holdings, Inc.*                     5,630         444,995
Stryker Corp.                              9,220         443,298
St. Jude Medical, Inc.*                    4,070         306,349
Becton Dickinson & Co.                     5,760         297,792
Biomet, Inc.+                              5,840         273,779
Fisher Scientific
International*+                            2,640         153,991
C.R. Bard, Inc.                            2,410         136,478
Waters Corp.*+                             2,720         119,952
Hospira, Inc.*                             3,590         109,854
Thermo Electron Corp.*                     3,750         101,325
Bausch & Lomb, Inc.+                       1,220          81,069
Millipore Corp.*                           1,140          54,549
PerkinElmer, Inc.                          2,940          50,627
                                                   --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 5,717,025
                                                   --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
UnitedHealth Group, Inc.                  15,270   $   1,126,010
Cardinal Health, Inc.                      9,890         432,885
HCA, Inc.                                 11,090         423,083
WellPoint Health Networks, Inc.*           3,610         379,375
Aetna, Inc.                                3,525         352,253
Caremark Rx, Inc.*+                       10,710         343,470
Anthem, Inc.*+                             3,205         279,636
CIGNA Corp.                                3,160         220,031
Quest Diagnostics, Inc.+                   2,340         206,435
Medco Health Solutions, Inc.*              6,245         192,970
McKesson Corp.+                            6,750         173,137
AmerisourceBergen Corp.+                   2,580         138,572
IMS Health, Inc.                           5,370         128,450
Express Scripts, Inc.*+                    1,780         116,305
Tenet Healthcare Corp.*                   10,710         115,561
Health Management Associates,
Inc. - Class A+                            5,585         114,102
Humana, Inc.*                              3,660          73,127
Manor Care, Inc.                           2,010          60,220
                                                   --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 4,875,622
                                                   --------------
  BIOTECHNOLOGY 1.0%
Amgen, Inc.*+                             29,093       1,648,991
Biogen Idec, Inc.*+                        7,767         475,107
Gilead Sciences, Inc.*+                    9,889         369,651
Genzyme Corp.*+                            5,240         285,109
Chiron Corp.*+                             4,310         190,502
Medimmune, Inc.*+                          5,730         135,801
Applera Corp. - Applied
Biosystems Group                           4,640          87,557
                                                   --------------
TOTAL BIOTECHNOLOGY                                    3,192,718
                                                   --------------
TOTAL HEALTH CARE                                     31,399,745
                                                   --------------

INDUSTRIALS 9.1%
  INDUSTRIAL CONGLOMERATES 3.7%
General Electric Co.                     242,580       8,145,837
3M Co.+                                   17,980       1,437,861
Tyco International Ltd.+                  46,149       1,414,928
Textron, Inc.                              3,175         204,057
                                                   --------------
TOTAL INDUSTRIAL CONGLOMERATES                        11,202,683
                                                   --------------
  AEROSPACE & DEFENSE 1.6%
United Technologies Corp.                 11,760       1,098,149
Boeing Co.+                               19,290         995,750
Honeywell International, Inc.             19,750         708,235
Lockheed Martin Corp.                     10,220         570,072
General Dynamics Corp.                     4,585         468,128
Northrop Grumman Corp.+                    8,240         439,439
Raytheon Co.                              10,360         393,473
Rockwell Collins, Inc.                     4,065         150,974
Goodrich Corp.                             2,725          85,456
                                                   --------------
TOTAL AEROSPACE & DEFENSE                              4,909,676
                                                   --------------
  MACHINERY 1.1%
Illinois Tool Works, Inc.+                 6,940         646,600
Caterpillar, Inc.                          7,870         633,141
Deere & Co.+                               5,700         367,935
Danaher Corp.                              7,075         362,806
Paccar, Inc.+                              3,990         275,789
Ingersoll-Rand Co. - Class A               3,975         270,181
Eaton Corp.                                3,475         220,350
Dover Corp.                                4,665         181,328
ITT Industries, Inc.                       2,120         169,579
Parker Hannifin Corp.                      2,740         161,276
Cummins, Inc.+                             1,020          75,368
Pall Corp.                                 2,870          70,258
Navistar International Corp.*+             1,600          59,504
Crane Co.                                  1,360          39,331
                                                   --------------
TOTAL MACHINERY                                        3,533,446
                                                   --------------
  AIR FREIGHT & COURIERS 0.9%
United Parcel Service, Inc. -
Class B                                   25,830       1,961,014
FedEx Corp.+                               6,895         590,832
Ryder System, Inc.+                        1,480          69,619
                                                   --------------
TOTAL AIR FREIGHT & COURIERS                           2,621,465
                                                   --------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
Cendant Corp.+                            24,260         524,016
Waste Management, Inc.                    13,320         364,169
Apollo Group, Inc. - Class A*+             4,429         324,956
Pitney Bowes, Inc.                         5,310         234,171
H&R Block, Inc.+                           3,790         187,302
Avery Dennison Corp.                       2,540         167,081
Cintas Corp.                               3,930         165,217
RR Donnelley & Sons Co.+                   5,030         157,540
Robert Half International, Inc.+           3,960         102,049
Equifax, Inc.                              3,130          82,507

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Monster Worldwide, Inc.*                   2,720   $      67,021
Allied Waste Industries, Inc.*+            7,310          64,693
Deluxe Corp.+                              1,145          46,968
                                                   --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   2,487,690
                                                   --------------
  ROAD & RAIL 0.4%
Union Pacific Corp.                        5,955         348,963
Burlington Northern Santa Fe
Corp.                                      8,555         327,742
Norfolk Southern Corp.+                    9,045         268,998
CSX Corp.+                                 4,935         163,842
                                                   --------------
TOTAL ROAD & RAIL                                      1,109,545
                                                   --------------
  ELECTRICAL EQUIPMENT 0.3%
Emerson Electric Co.                       9,650         597,239
Rockwell Automation, Inc.+                 4,240         164,088
Cooper Industries Ltd. - Class A           2,180         128,620
American Power Conversion Corp.+           4,601          80,011
Power-One, Inc.*                           1,930          12,506
                                                   --------------
TOTAL ELECTRICAL EQUIPMENT                               982,464
                                                   --------------
  BUILDING PRODUCTS 0.2%
Masco Corp.+                               9,950         343,574
American Standard Cos., Inc.*              4,910         191,048
                                                   --------------
TOTAL BUILDING PRODUCTS                                  534,622
                                                   --------------
  AIRLINES 0.1%
Southwest Airlines Co.                    18,160         247,339
Delta Air Lines, Inc.*+                    2,890           9,508
                                                   --------------
TOTAL AIRLINES                                           256,847
                                                   --------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
W.W. Grainger, Inc.                        2,090         120,489
                                                   --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   120,489
                                                   --------------
  CONSTRUCTION & ENGINEERING 0.0%
Fluor Corp.+                               1,920          85,478
                                                   --------------
TOTAL CONSTRUCTION & ENGINEERING                          85,478
                                                   --------------
TOTAL INDUSTRIALS                                     27,844,405
                                                   --------------

CONSUMER DISCRETIONARY 8.7%
  MEDIA 2.7%
Time Warner, Inc.*+                      105,059       1,695,652
Comcast Corp. - Class A*+                 51,350       1,450,124
Viacom, Inc. - Class B                    39,860       1,337,702
Walt Disney Co.                           47,210       1,064,585
Gannett Co., Inc.                          6,110         511,774
Clear Channel Communications,
Inc.+                                     13,560         422,665
McGraw-Hill Cos., Inc.                     4,370         348,245
Omnicom Group                              4,300         314,158
Tribune Co.+                               7,310         300,807
Univision Communications, Inc.
- Class A*+                                7,410         234,230
New York Times Co. - Class A               3,370         131,767
Knight-Ridder, Inc.                        1,780         116,501
Interpublic Group of Cos.,
Inc.*+                                     9,700         102,723
Dow Jones & Co., Inc.+                     1,880          76,347
Meredith Corp.                             1,150          59,087
                                                   --------------
TOTAL MEDIA                                            8,166,367
                                                   --------------
  SPECIALTY RETAIL 1.9%
Home Depot, Inc.                          50,440       1,977,248
Lowe's Cos., Inc.+                        17,910         973,409
Best Buy Co., Inc.                         7,470         405,173
The Gap, Inc.+                            20,755         388,119
Staples, Inc.+                            11,430         340,843
Bed Bath & Beyond, Inc.*+                  6,910         256,430
TJX Cos., Inc.                            11,230         247,509
Limited Brands, Inc.+                     10,860         242,069
AutoZone, Inc.*+                           1,905         147,161
Sherwin-Williams Co.                       3,270         143,749
Office Depot, Inc.*+                       7,200         108,216
RadioShack Corp.                           3,670         105,109
AutoNation, Inc.*+                         6,130         104,700
Tiffany & Co.+                             3,360         103,286
Toys 'R' Us, Inc.*                         4,915          87,192
Circuit City Stores, Inc.                  4,565          70,027

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Boise Cascade Corp.                        2,020   $      67,226
                                                   --------------
TOTAL SPECIALTY RETAIL                                 5,767,466
                                                   --------------
  HOTELS RESTAURANTS & LEISURE 1.1%
McDonald's Corp.                          28,860         808,946
Carnival Corp.+                           14,545         687,833
Starbucks Corp.*+                          9,130         415,050
International Game Technology,
Inc.                                       7,920         284,724
Marriott International, Inc. -
Class A+                                   5,260         273,309
Yum! Brands, Inc.+                         6,680         271,609
Starwood Hotels & Resorts
Worldwide, Inc.                            4,780         221,887
Hilton Hotels Corp.                        8,840         166,545
Harrah's Entertainment, Inc.               2,570         136,159
Wendy's International, Inc.                2,610          87,696
Darden Restaurants, Inc.                   3,630          84,652
                                                   --------------
TOTAL HOTELS RESTAURANTS & LEISURE                     3,438,410
                                                   --------------
  MULTILINE RETAIL 0.8%
Target Corp.+                             20,750         938,937
Kohl's Corp.*+                             7,850         378,291
JC Penney Holding Co., Inc.+               6,620         233,554
Sears Roebuck and Co.+                     4,870         194,069
Federated Department Stores,
Inc.+                                      4,130         187,626
May Department Stores Co.                  6,695         171,593
Dollar General Corp.                       7,550         152,133
Nordstrom, Inc.                            3,230         123,515
Family Dollar Stores, Inc.                 3,870         104,877
Dillard's/AR, Inc. - Class A               1,920          37,901
Big Lots, Inc.*+                           2,650          32,410
                                                   --------------
TOTAL MULTILINE RETAIL                                 2,554,906
                                                   --------------
  AUTOMOBILES 0.5%
Ford Motor Co.+                           42,040         590,662
General Motors Corp.+                     12,980         551,390
Harley-Davidson, Inc.+                     6,775         402,706
                                                   --------------
TOTAL AUTOMOBILES                                      1,544,758
                                                   --------------
  INTERNET & CATALOG RETAIL 0.5%
eBay, Inc.*+                              15,190       1,396,569
                                                   --------------
TOTAL INTERNET & CATALOG RETAIL                        1,396,569
                                                   --------------
  HOUSEHOLD DURABLES 0.4%
Fortune Brands, Inc.                       3,310         245,238
Pulte Homes, Inc.+                         2,915         178,893
Centex Corp.                               2,840         143,306
Black & Decker Corp.+                      1,840         142,490
Newell Rubbermaid, Inc.+                   6,320         126,653
Leggett & Platt, Inc.+                     4,400         123,640
Whirlpool Corp.                            1,530          91,938
KB Home+                                   1,060          89,559
Stanley Works+                             1,880          79,956
Snap-On, Inc.                              1,330          36,655
Maytag Corp.+                              1,810          33,250
                                                   --------------
TOTAL HOUSEHOLD DURABLES                               1,291,578
                                                   --------------
  TEXTILES & APPAREL 0.3%
Nike, Inc. - Class B+                      6,050         476,740
Coach, Inc.*                               4,320         183,255
VF Corp.                                   2,530         125,109
Jones Apparel Group, Inc.                  2,870         102,746
Liz Claiborne, Inc.                        2,470          93,168
Reebok International Ltd.                  1,360          49,939
                                                   --------------
TOTAL TEXTILES & APPAREL                               1,030,957
                                                   --------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
Eastman Kodak Co.+                         6,580         212,008
Mattel, Inc.+                              9,510         172,416
Brunswick Corp.+                           2,195         100,443
Hasbro, Inc.+                              4,060          76,328
                                                   --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                       561,195
                                                   --------------
  AUTO COMPONENTS 0.2%
Johnson Controls, Inc.                     4,370         248,260
Delphi Corp.                              12,885         119,702
Dana Corp.                                 3,430          60,677
Goodyear Tire & Rubber Co.*+               4,025          43,228
Cooper Tire & Rubber Co.                   1,715          34,591
Visteon Corp.+                             2,975          23,770
                                                   --------------
TOTAL AUTO COMPONENTS                                    530,228
                                                   --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  DISTRIBUTORS 0.1%
Genuine Parts Co.                          4,015   $     154,096
                                                   --------------
TOTAL DISTRIBUTORS                                       154,096
                                                   --------------
TOTAL CONSUMER DISCRETIONARY                          26,436,530
                                                   --------------

CONSUMER STAPLES 8.4%
  FOOD & DRUG RETAILING 2.7%
Wal-Mart Stores, Inc.                     97,480       5,185,936
Walgreen Co.                              23,540         843,438
Costco Wholesale Corp.+                   10,600         440,536
Sysco Corp.                               14,690         439,525
CVS Corp.                                  9,180         386,753
Kroger Co.*+                              16,980         263,530
Albertson's, Inc.+                         8,445         202,089
Safeway, Inc.*+                           10,270         198,314
Supervalu, Inc.+                           3,115          85,818
Winn-Dixie Stores, Inc.+                   3,255          10,058
                                                   --------------
TOTAL FOOD & DRUG RETAILING                            8,055,997
                                                   --------------
  BEVERAGES 1.8%
Coca-Cola Co.                             55,750       2,232,788
PepsiCo, Inc.                             38,920       1,893,458
Anheuser-Busch Cos., Inc.                 18,400         919,080
Coca-Cola Enterprises, Inc.               10,780         203,742
Pepsi Bottling Group, Inc.+                5,840         158,556
Brown-Forman Corp. - Class B               2,790         127,782
Adolph Coors Co. - Class B                   860          58,411
                                                   --------------
TOTAL BEVERAGES                                        5,593,817
                                                   --------------
  HOUSEHOLD PRODUCTS 1.5%
Procter & Gamble Co.                      58,410       3,161,149
Kimberly-Clark Corp.                      11,360         733,743
Colgate-Palmolive Co.                     12,200         551,196
Clorox Co.                                 4,890         260,637
                                                   --------------
TOTAL HOUSEHOLD PRODUCTS                               4,706,725
                                                   --------------
  FOOD PRODUCTS 1.0%
Sara Lee Corp.                            18,230         416,738
Kellogg Co.                                9,495         405,057
General Mills, Inc.                        8,740         392,426
WM Wrigley Jr Co.+                         5,155         326,363
ConAgra Foods, Inc.                       12,140         312,119
H.J. Heinz Co.                             8,030         289,240
Hershey Foods Corp.+                       5,660         264,379
Archer-Daniels-Midland Co.                14,960         254,021
Campbell Soup Co.                          9,425         247,783
McCormick & Co., Inc.                      3,150         108,171
                                                   --------------
TOTAL FOOD PRODUCTS                                    3,016,297
                                                   --------------
  TOBACCO 0.9%
Altria Group, Inc.                        47,141       2,217,512
Reynolds American, Inc.                    3,400         231,336
UST, Inc.+                                 3,795         152,787
                                                   --------------
TOTAL TOBACCO                                          2,601,635
                                                   --------------
  PERSONAL PRODUCTS 0.5%
Gillette Co.                              23,020         960,855
Avon Products, Inc.+                      10,855         474,146
Alberto-Culver Co. - Class B               2,075          90,221
                                                   --------------
TOTAL PERSONAL PRODUCTS                                1,525,222
                                                   --------------
TOTAL CONSUMER STAPLES                                25,499,693
                                                   --------------

ENERGY 5.8%
  OIL & GAS 5.0%
Exxon Mobil Corp.                        149,470       7,223,885
ChevronTexaco Corp.                       48,940       2,625,142
ConocoPhillips                            15,820       1,310,687
Occidental Petroleum Corp.                 8,995         503,090
Devon Energy Corp.                         5,550         394,105
Anadarko Petroleum Corp.                   5,750         381,570
Apache Corp.                               7,490         375,324
Burlington Resources, Inc.+                9,070         370,056
Marathon Oil Corp.                         7,950         328,176
Unocal Corp.+                              6,080         261,440
Valero Energy Corp.+                       2,940         235,817
Kerr-McGee Corp.                           3,465         198,371
Amerada Hess Corp.                         2,085         185,565
EOG Resources, Inc.+                       2,710         178,454
Kinder Morgan, Inc.                        2,840         178,409
Williams Cos., Inc.                       11,995         145,140
El Paso Corp.+                            14,730         135,369
Sunoco, Inc.                               1,730         127,985
Ashland, Inc.                              1,630          91,410
                                                   --------------
TOTAL OIL & GAS                                       15,249,995
                                                   --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES 0.8%
Schlumberger Ltd.                         13,565   $     913,060
Halliburton Co.                           10,140         341,617
Baker Hughes, Inc.+                        7,670         335,332
Transocean, Inc.*+                         7,370         263,699
BJ Services Co.+                           3,710         194,441
Nabors Industries Ltd.*                    3,420         161,937
Noble Corp.*+                              3,080         138,446
Rowan Cos., Inc.*                          2,450          64,680
                                                   --------------
TOTAL ENERGY EQUIPMENT & SERVICES                      2,413,212
                                                   --------------
TOTAL ENERGY                                          17,663,207
                                                   --------------

TELECOMMUNICATION SERVICES 2.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.4%
Verizon Communications, Inc.+             63,614       2,505,119
SBC Communications, Inc.+                 76,129       1,975,548
BellSouth Corp.+                          42,060       1,140,667
Sprint Corp.                              33,366         671,658
Alltel Corp.+                              7,080         388,763
AT&T Corp.+                               18,260         261,483
Qwest Communications
International*                            41,695         138,844
CenturyTel, Inc.                           3,100         106,144
Citizens Communications Co.+               7,620         102,032
                                                   --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               7,290,258
                                                   --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
AT&T Wireless Services, Inc.*             62,714         926,913
Nextel Communications, Inc. -
Class A*+                                 25,580         609,827
                                                   --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES              1,536,740
                                                   --------------
TOTAL TELECOMMUNICATION SERVICES                       8,826,998
                                                   --------------

MATERIALS 2.4%
  CHEMICALS 1.3%
EI Du Pont de Nemours & Co.               22,930         981,404
Dow Chemical Co.                          21,580         974,984
Praxair, Inc.                              7,470         319,268
Air Products & Chemicals, Inc.             5,215         283,592
PPG Industries, Inc.                       3,950         242,056
Monsanto Co.                               6,135         223,437
Rohm & Haas Co.+                           5,150         221,295
Ecolab, Inc.                               5,905         185,653
Sigma-Aldrich Corp.                        1,590          92,220
Eastman Chemical Co.+                      1,790          85,115
International Flavors &
Fragrances, Inc.                           2,160          82,512
Engelhard Corp.                            2,855          80,939
Hercules, Inc.*+                           2,565          36,551
Great Lakes Chemical Corp.                 1,170          29,952
                                                   --------------
TOTAL CHEMICALS                                        3,838,978
                                                   --------------
  METALS & MINING 0.6%
Alcoa, Inc.                               19,990         671,464
Newmont Mining Corp.+                     10,190         463,951
Phelps Dodge Corp.+                        2,160         198,785
Nucor Corp.+                               1,820         166,293
Freeport-McMoRan Copper & Gold,
Inc. - Class B+                            4,070         164,835
United States Steel Corp.+                 2,600          97,812
Worthington Industries, Inc.               2,010          42,913
Allegheny Technologies, Inc.               2,190          39,968
                                                   --------------
TOTAL METALS & MINING                                  1,846,021
                                                   --------------
  PAPER & FOREST PRODUCTS 0.4%
International Paper Co.+                  11,165         451,178
Weyerhaeuser Co.                           5,500         365,640
Georgia-Pacific Corp.+                     5,925         213,004
MeadWestvaco Corp.                         4,635         147,856
Louisiana-Pacific Corp.+                   2,510          65,135
                                                   --------------
TOTAL PAPER & FOREST PRODUCTS                          1,242,813
                                                   --------------
  CONTAINERS & PACKAGING 0.1%
Ball Corp.                                 2,580          96,569
Sealed Air Corp.*+                         1,930          89,455
Temple-Inland, Inc.+                       1,280          85,952
Pactiv Corp.*                              3,450          80,213
Bemis Co.                                  2,460          65,387
                                                   --------------
TOTAL CONTAINERS & PACKAGING                             417,576
                                                   --------------

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  CONSTRUCTION MATERIALS 0.0%
Vulcan Materials Co.                       2,345   $     119,478
                                                   --------------
TOTAL CONSTRUCTION MATERIALS                             119,478
                                                   --------------
TOTAL MATERIALS                                        7,464,866
                                                   --------------

UTILITIES 2.3%
  ELECTRIC UTILITIES 1.6%
Exelon Corp.+                             15,170         556,587
Southern Co.+                             16,955         508,311
TXU Corp.                                  6,820         326,815
Entergy Corp.+                             5,210         315,778
FirstEnergy Corp.+                         7,575         311,181
FPL Group, Inc.+                           4,260         291,043
American Electric Power Co.,
Inc.+                                      9,090         290,517
PG&E Corp.*                                9,210         279,984
Progress Energy, Inc.+                     5,665         239,856
Consolidated Edison, Inc.+                 5,550         233,322
Ameren Corp.+                              4,460         205,829
PPL Corp.                                  4,340         204,761
Edison International+                      7,485         198,427
DTE Energy Co.                             3,990         168,338
Cinergy Corp.+                             4,150         164,340
Xcel Energy, Inc.+                         9,185         159,084
Pinnacle West Capital Corp.                2,100          87,150
CenterPoint Energy, Inc.+                  7,065          73,194
TECO Energy, Inc.                          4,570          61,832
Allegheny Energy, Inc.*+                   2,915          46,523
                                                   --------------
TOTAL ELECTRIC UTILITIES                               4,722,872
                                                   --------------
  MULTI-UTILITIES 0.6%
Dominion Resources, Inc./VA+               7,585         494,921
Duke Energy Corp.+                        21,545         493,165
Public Service Enterprise
Group, Inc.+                               5,450         232,170
Sempra Energy+                             5,330         192,893
Constellation Energy Group,
Inc.+                                      4,030         160,555
AES Corp.*                                14,850         148,352
Dynegy, Inc. - Class A*+                   8,715          43,488
CMS Energy Corp.*+                         3,710          35,319
Calpine Corp.*+                           10,200          29,580
                                                   --------------
TOTAL MULTI-UTILITIES                                  1,830,443
                                                   --------------
  GAS UTILITIES 0.1%
KeySpan Corp.+                             3,680         144,256
NiSource, Inc.+                            6,045         127,005
Nicor, Inc.                                1,010          37,067
Peoples Energy Corp.                         860          35,845
                                                   --------------
TOTAL GAS UTILITIES                                      344,173
                                                   --------------
TOTAL UTILITIES                                        6,897,488
                                                   --------------
TOTAL COMMON STOCKS
  (Cost $204,911,069)                                239,152,521
                                                   --------------
                                            FACE
                                          AMOUNT
                                          ------
FEDERAL AGENCY DISCOUNT NOTES  8.2%

Federal Home Loan Bank**
  1.70% due 10/08/04                 $25,000,000      24,991,736
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $24,991,736)                                  24,991,736
                                                   --------------

REPURCHASE AGREEMENTS  10.9%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04++                 3,282,253       3,282,253
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  29,993,194      29,993,194
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $33,275,447)                                  33,275,447
                                                   --------------
SECURITIES LENDING COLLATERAL  16.1%
Investment in Securities Lending Short
Term Investment Portfolio Held By
      U.S. Bank                       48,918,742      48,918,742
                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $48,918,742)                                  48,918,742
                                                   ==============
TOTAL INVESTMENTS 113.8%
  (Cost $312,096,994)                              $ 346,338,446
                                                   ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.8)%                                 $ (42,036,083)
                                                   ==============

--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004


NET ASSETS - 100.0%                                $ 304,302,363
-----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
-----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $83,197,425)                   1,493   $     434,827
                                                   ==============
                                           UNITS
                                         ---------
EQUITY INDEX SWAP AGREEMENTS
November 2004 S&P 500 Index
Swap, Maturing 11/29/04***
  (Notional Market Value
  $276,376,157)                          247,964   $   1,659,465
October 2004 S&P 500 Index
Swap, Maturing 10/25/04***
  (Notional Market Value
  $9,455,809)                              8,484        (268,023)
                                                   --------------
(TOTAL NOTIONAL MARKET VALUE $285,831,966)         $   1,391,442
                                                   ==============
  *Non-Income Producing Securities.
  **The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
  ***Price Return based on S&P 500 Index +/- financing at a variable rate. +All or a portion of this security is on loan at September 30, 2004.
  ++All or a portion of this security is held as collateral at September 30,
      2004.
 REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004



                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  73.3%
Fannie Mae*
  1.53% due 10/01/04            $    100,000,000   $ 100,000,000
  1.44% due 10/06/04                  50,000,000      49,990,000
  1.53% due 10/20/04                  50,000,000      49,959,625
Federal Home Loan Bank*
  1.60% due 11/03/04                  50,000,000      49,926,666
  1.65% due 10/05/04                  25,000,000      24,995,417
Freddie Mac*
  1.52% due 10/04/04                  50,000,000      49,993,667
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $324,865,375)                                324,865,375
                                                   --------------

                                       CONTRACTS
                                     -------------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2004 S&P 500 Index
  Futures Contracts
    Expiring December 2004 with
    strike price of 1450                     300              --
  December 2004 S&P 500 Index
  Futures Contracts
    Expiring December 2004 with
    strike price of 1475                   1,100              --
                                                   --------------
TOTAL OPTIONS PURCHASED
  (Cost $23,100)                                              --
                                                   --------------

                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  17.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04++           $    20,278,369      20,278,369
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  57,283,375      57,283,375
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $77,561,744)                                  77,561,744
                                                   --------------
TOTAL INVESTMENTS 90.8%
  (Cost $402,450,219)                              $ 402,427,119
                                                   ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 9.2%                               $  40,885,404
                                                   ==============
NET ASSETS - 100.0%                                $ 443,312,523
-----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
-----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $477,786,150)                  8,574   $   3,456,048
                                                   ==============

                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENTS
October 2004 S&P 500 Index
Swap, Maturing 10/26/04**
   (Notional Market Value
   $131,684,579)                         118,147   $    (592,632)
November 2004 S&P 500 Index
Swap, Maturing 11/29/04**
  (Notional Market Value
  $276,667,092)                          248,225      (1,739,926)
                                                   --------------
(TOTAL NOTIONAL MARKET VALUE $408,351,671)         $  (2,332,558)
                                                   ==============

*The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
**Price Return based on S&P 500 Index +/- financing at a variable rate.
++All or a portion of this security is held as collateral at September 30, 2004.

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004



                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  77.1%


INFORMATION TECHNOLOGY 45.4%
  SOFTWARE 14.9%
Microsoft Corp.+                       1,118,317   $  30,921,465
Oracle Corp.*                            644,350       7,268,268
Symantec Corp.*+                          98,487       5,404,967
Electronic Arts, Inc.*+                   91,485       4,207,395
Adobe Systems, Inc.+                      70,227       3,474,130
Intuit, Inc.*+                            72,110       3,273,794
PeopleSoft, Inc.*                        154,921       3,075,182
Veritas Software Corp.*                  132,222       2,353,552
Siebel Systems, Inc.*                    176,958       1,334,263
Check Point Software
Technologies Ltd.*+                       76,020       1,290,059
Citrix Systems, Inc.*+                    60,060       1,052,251
Mercury Interactive Corp.*+               29,644       1,033,983
BEA Systems, Inc.*                       112,820         779,586
Synopsys, Inc.*+                          42,650         675,149
Compuware Corp.*                          71,190         366,629
                                                   --------------
TOTAL SOFTWARE                                        66,510,673
                                                   --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      10.7%
Intel Corp.                              671,340      13,467,080
Maxim Integrated Products, Inc.+         135,992       5,751,102
Linear Technology Corp.+                 122,830       4,451,359
Applied Materials, Inc.*                 262,471       4,328,147
Xilinx, Inc.+                            137,610       3,715,470
Altera Corp.*+                           156,260       3,058,008
KLA-Tencor Corp.*+                        71,120       2,950,058
Marvell Technology Group Ltd.*+           75,932       1,984,103
Broadcom Corp. - Class A*+                71,432       1,949,379
Microchip Technology, Inc.                51,150       1,372,866
Novellus Systems, Inc.*                   43,490       1,156,399
ATI Technologies, Inc.*                   72,409       1,110,030
Lam Research Corp.*+                      41,360         904,957
Nvidia Corp.*+                            53,803         781,220
Intersil Corp. - Class A+                 45,410         723,381
                                                   --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                             47,703,559
                                                   --------------
  COMMUNICATIONS EQUIPMENT 10.4%
Qualcomm, Inc.+                          586,715      22,905,354
Cisco Systems, Inc.*+                    721,940      13,067,114
Research In Motion Ltd.*+                 55,893       4,266,872
Juniper Networks, Inc.*+                 104,879       2,475,144
JDS Uniphase Corp.*+                     488,690       1,646,885
Comverse Technology, Inc.*+               60,700       1,142,981
Tellabs, Inc.*+                           70,900         651,571
                                                   --------------
TOTAL COMMUNICATIONS EQUIPMENT                        46,155,921
                                                   --------------
  COMPUTERS & PERIPHERALS 5.0%
Dell, Inc.*+                             274,490       9,771,844
Apple Computer, Inc.*+                   161,701       6,265,914
Network Appliance, Inc.*+                111,768       2,570,664
Sun Microsystems, Inc.*                  433,826       1,752,657
Sandisk Corp.*+                           44,403       1,293,015
QLogic Corp.*+                            28,140         833,226
                                                   --------------
TOTAL COMPUTERS & PERIPHERALS                         22,487,320
                                                   --------------
  INTERNET SOFTWARE & SERVICES 1.8%
Yahoo!, Inc.*+                           195,468       6,628,320
VeriSign, Inc.*+                          71,987       1,431,101
                                                   --------------
TOTAL INTERNET SOFTWARE & SERVICES                     8,059,421
                                                   --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
Flextronics International Ltd.*+         180,310       2,389,107
CDW Corp.+                                25,840       1,499,495
Sanmina-SCI Corp.*                       166,260       1,172,133
Molex, Inc.                               29,490         879,392
                                                   --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               5,940,127
                                                   --------------
  IT CONSULTING & SERVICES 1.3%
Paychex, Inc.+                           107,220       3,232,683
Fiserv, Inc.*                             73,000       2,544,780
                                                   --------------
TOTAL IT CONSULTING & SERVICES                         5,777,463
                                                   --------------
TOTAL INFORMATION TECHNOLOGY                         202,634,484
                                                   --------------

CONSUMER DISCRETIONARY 12.7%
  INTERNET & CATALOG RETAIL 4.8%
eBay, Inc.*+                             147,340      13,546,440
InterActiveCorp*+                        215,440       4,743,989

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Amazon.com, Inc.*+                        80,727   $   3,298,505
                                                   --------------
TOTAL INTERNET & CATALOG RETAIL                       21,588,934
                                                   --------------
  MEDIA 2.8%
Comcast Corp. - Class A*+                284,330       8,029,479
EchoStar Communications Corp.*+           66,590       2,072,281
Pixar, Inc.*+                             17,004       1,341,616
Lamar Advertising Co.*+                   25,391       1,056,519
                                                   --------------
TOTAL MEDIA                                           12,499,895
                                                   --------------
  SPECIALTY RETAIL 2.2%
Bed Bath & Beyond, Inc.*+                120,800       4,482,888
Staples, Inc.+                            99,890       2,978,720
Petsmart, Inc.+                           42,770       1,214,240
Ross Stores, Inc.+                        43,410       1,017,530
                                                   --------------
TOTAL SPECIALTY RETAIL                                 9,693,378
                                                   --------------
  HOTELS RESTAURANTS & LEISURE 1.7%
Starbucks Corp.*+                        165,163       7,508,310
                                                   --------------
TOTAL HOTELS RESTAURANTS & LEISURE                     7,508,310
                                                   --------------
  MULTILINE RETAIL 0.7%
Kmart Holding Corp.*+                     28,020       2,450,909
Dollar Tree Stores, Inc.*+                32,640         879,648
                                                   --------------
TOTAL MULTILINE RETAIL                                 3,330,557
                                                   --------------
  HOUSEHOLD DURABLES 0.3%
Garmin Ltd.+                              29,970       1,296,203
                                                   --------------
TOTAL HOUSEHOLD DURABLES                               1,296,203
                                                   --------------
  AUTO COMPONENTS 0.2%
Gentex Corp.+                             24,104         846,774
                                                   --------------
TOTAL AUTO COMPONENTS                                    846,774
                                                   --------------
TOTAL CONSUMER DISCRETIONARY                          56,764,051
                                                   --------------

HEALTH CARE 11.0%
  BIOTECHNOLOGY 7.7%
Amgen, Inc.*+                            176,350       9,995,518
Biogen Idec, Inc.*+                      109,940       6,725,030
Gilead Sciences, Inc.*+                  126,722       4,736,868
Genzyme Corp.*+                           85,423       4,647,866
Chiron Corp.*+                            78,460       3,467,932
Medimmune, Inc.*+                         79,714       1,889,222
Millennium Pharmaceuticals,
Inc.*+                                    99,990       1,370,863
Invitrogen Corp.*+                        14,779         812,697
Cephalon, Inc.*+                          15,508         742,833
                                                   --------------
TOTAL BIOTECHNOLOGY                                   34,388,829
                                                   --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
Biomet, Inc.+                            102,220       4,792,074
DENTSPLY International, Inc.              23,100       1,199,814
                                                   --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 5,991,888
                                                   --------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
Patterson Cos., Inc.*+                    19,649       1,504,327
Express Scripts, Inc.*+                   20,690       1,351,885
Lincare Holdings, Inc.*+                  28,798         855,589
Henry Schein, Inc.*+                      12,120         755,197
First Health Group Corp.*                 28,450         457,760
                                                   --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 4,924,758
                                                   --------------
  PHARMACEUTICALS 0.8%
Teva Pharmaceutical Industries
Ltd. - SP ADR+                           134,030       3,478,078
                                                   --------------
TOTAL PHARMACEUTICALS                                  3,478,078
                                                   --------------
TOTAL HEALTH CARE                                     48,783,553
                                                   --------------

INDUSTRIALS 3.8%
  COMMERCIAL SERVICES & SUPPLIES 1.7%
Apollo Group, Inc. - Class A*+            53,010       3,889,344
Cintas Corp.                              61,494       2,585,208
Career Education Corp.*+                  31,124         884,855
                                                   --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   7,359,407
                                                   --------------

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  MACHINERY 0.9%
Paccar, Inc.+                             58,140   $   4,018,637
                                                   --------------
TOTAL MACHINERY                                        4,018,637
                                                   --------------
  AIR FREIGHT & COURIERS 0.6%
Expeditors International
Washington, Inc.                          31,076       1,606,629
C.H. Robinson Worldwide, Inc.             25,230       1,170,420
                                                   --------------
TOTAL AIR FREIGHT & COURIERS                           2,777,049
                                                   --------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
Fastenal Co.+                             21,680       1,248,768
                                                   --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                 1,248,768
                                                   --------------
  ELECTRICAL EQUIPMENT 0.2%
American Power Conversion Corp.+          60,200       1,046,878
                                                   --------------
TOTAL ELECTRICAL EQUIPMENT                             1,046,878
                                                   --------------
  AIRLINES 0.1%
Ryanair Holdings  PLC - SP ADR*+          18,150         529,980
                                                   --------------
TOTAL AIRLINES                                           529,980
                                                   --------------
TOTAL INDUSTRIALS                                     16,980,719
                                                   --------------

TELECOMMUNICATION SERVICES 2.4%
  WIRELESS TELECOMMUNICATION SERVICES 2.2%
Nextel Communications, Inc. -
Class A*+                                414,873       9,890,572
                                                   --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES              9,890,572
                                                   --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
Level 3 Communications, Inc.*+           201,283         521,323
                                                   --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 521,323
                                                   --------------
TOTAL TELECOMMUNICATION SERVICES                      10,411,895
                                                   --------------

CONSUMER STAPLES 1.0%
  FOOD & DRUG RETAILING 1.0%
Costco Wholesale Corp.+                   72,589       3,016,799
Whole Foods Market, Inc.+                 18,254       1,566,011
                                                   --------------
TOTAL FOOD & DRUG RETAILING                            4,582,810
                                                   --------------
TOTAL CONSUMER STAPLES                                 4,582,810
                                                   --------------

MATERIALS 0.6%
  CONTAINERS & PACKAGING 0.3%
Smurfit-Stone Container Corp.*+           74,344       1,440,043
                                                   --------------
TOTAL CONTAINERS & PACKAGING                           1,440,043
                                                   --------------
  CHEMICALS 0.3%
Sigma-Aldrich Corp.                       19,830       1,150,140
                                                   --------------
TOTAL CHEMICALS                                        1,150,140
                                                   --------------
TOTAL MATERIALS                                        2,590,183
                                                   --------------

ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
Patterson-UTI Energy, Inc.                51,490         981,914
                                                   --------------
TOTAL ENERGY EQUIPMENT & SERVICES                        981,914
                                                   --------------
TOTAL ENERGY                                             981,914
                                                   --------------
TOTAL COMMON STOCKS
  (Cost $254,859,843)                                343,729,609
                                                   --------------

--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  11.2%

Fannie Mae**
  1.46% due 10/06/04            $     50,000,000   $  49,989,861
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $49,989,861)                                  49,989,861
                                                   --------------

REPURCHASE AGREEMENTS  0.3%

Collateralized by U.S. Treasury Obligations
  Lehman Brothers, Inc. at
  1.72% due 10/01/04++                 1,390,486       1,390,486
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,390,486)                                    1,390,486
                                                   --------------
SECURITIES LENDING COLLATERAL  32.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                      142,888,272     142,888,272
                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $142,888,272)                                142,888,272
                                                   --------------
TOTAL INVESTMENTS 120.6%
  (Cost $449,128,462)                              $ 537,998,228
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.6)%                                 $ (91,805,475)
                                                   =============
NET ASSETS - 100.0%                                $ 446,192,753
----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            GAIN
-----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $117,103,200)                  4,135   $   1,789,686
                                                   ==============
                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENTS
November 2004 Nasdaq 100  Index
Swap,  Maturing 11/29/04***
  (Notional Market Value
  $386,521,423)                          273,597   $   5,408,998
October 2004 Nasdaq 100 Index
Swap, Maturing 10/25/04***
  (Notional Market Value
  $42,123,717)                            29,817          66,567
                                                   --------------
(TOTAL NOTIONAL MARKET VALUE $428,645,140)         $   5,475,565
                                                   ==============
  *Non-Income Producing Securities.
  **The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
  ***Price Return based on Nasdaq 100 Index +/- financing at a variable rate. +All or a portion of this security is on loan at September 30, 2004.
  ++All or a portion of this security is held as collateral at September 30,
      2004.
 ADR - American Depository Receipt.

--------------------------------------------------------------------------------

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004



                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  68.1%
Fannie Mae*
  1.53% due 10/01/04            $     50,000,000   $  50,000,000
  1.05% due 10/13/04                  50,000,000      49,975,000
  1.53% due 10/20/04                  50,000,000      49,959,625
  1.46% due 10/06/04                  25,000,000      24,994,931
Federal Home Loan Bank*
  1.70% due 10/08/04                  50,000,000      49,983,472
  1.65% due 10/05/04                  35,000,000      34,993,583
  1.50% due 10/06/04                  30,000,000      29,993,750
Freddie Mac*
  1.52% due 10/04/04                  50,000,000      49,993,667
  1.70% due 10/19/04                  50,000,000      49,957,500
  1.63% due 10/12/04                  25,000,000      24,987,549
  1.48% due 10/19/04                  25,000,000      24,981,500
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $439,820,577)                                439,820,577
                                                   --------------
                                       CONTRACTS
                                     -------------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2004 Nasdaq 100
  Index Futures Contracts
    Expiring December 2004 with
    strike price of 2200                   2,600          13,000
                                                   --------------
TOTAL OPTIONS PURCHASED
  (Cost $36,400)                                          13,000
                                                   --------------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  32.1%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04++           $    24,972,884      24,972,884
UBS Financial Services, Inc. at
  1.71% due 10/01/04                 182,224,087     182,224,087
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $207,196,971)                                207,196,971
                                                   --------------
TOTAL INVESTMENTS 100.2%
  (Cost $647,053,948)                              $ 647,030,548
                                                   ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.2)%                                  $  (1,373,919)
                                                   ==============
NET ASSETS - 100.0%                                $ 645,656,629
-----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
-----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $207,444,000)                  7,325   $   1,064,838
                                                   ==============

                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENTS
November 2004 Nasdaq 100 Index
Swap, Maturing 11/29/04**
  (Notional Market Value
  $545,438,709)                          386,086   $  (9,566,701)
October 2004 Nasdaq 100 Index
Swap, Maturing 10/25/04**
  (Notional Market Value
  $538,947,127)                          381,491      (3,460,424)
                                                   --------------
(TOTAL NOTIONAL MARKET VALUE
$1,084,385,836)                                    $ (13,027,125)
                                                   ==============

  *The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
  **Price Return based on Nasdaq 100 Index +/- financing at a variable rate. ++All or a portion of this security is held as collateral at September 30,
      2004.

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004




                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  79.9%


INDUSTRIALS 21.9%
  AEROSPACE & DEFENSE 10.6%
United Technologies Corp.                  5,850   $     546,273
Boeing Co.+                                5,850         301,977
Honeywell International, Inc.              5,850         209,781
                                                   --------------
TOTAL AEROSPACE & DEFENSE                              1,058,031
                                                   --------------
  INDUSTRIAL CONGLOMERATES 6.6%
3M Co.                                     5,850         467,824
General Electric Co.                       5,850         196,443
                                                   --------------
TOTAL INDUSTRIAL CONGLOMERATES                           664,267
                                                   --------------
  MACHINERY 4.7%
Caterpillar, Inc.                          5,850         470,633
                                                   --------------
TOTAL MACHINERY                                          470,633
                                                   --------------
TOTAL INDUSTRIALS                                      2,192,931
                                                   --------------

FINANCIALS 11.9%
  DIVERSIFIED FINANCIALS 4.9%
Citigroup, Inc.                            5,850         258,102
J.P. Morgan Chase & Co.                    5,850         232,420
                                                   --------------
TOTAL DIVERSIFIED FINANCIALS                             490,522
                                                   --------------
  INSURANCE 4.0%
American International Group,
Inc.                                       5,850         397,742
                                                   --------------
TOTAL INSURANCE                                          397,742
                                                   --------------
  CONSUMER FINANCE 3.0%
American Express Co.                       5,850         301,041
                                                   --------------
TOTAL CONSUMER FINANCE                                   301,041
                                                   --------------
TOTAL FINANCIALS                                       1,189,305
                                                   --------------
CONSUMER STAPLES 11.4%

  HOUSEHOLD PRODUCTS 3.2%
Procter & Gamble Co.                       5,850         316,602
                                                   --------------
TOTAL HOUSEHOLD PRODUCTS                                 316,602
                                                   --------------
  FOOD & DRUG RETAILING 3.1%
Wal-Mart Stores, Inc.                      5,850         311,220
                                                   --------------
TOTAL FOOD & DRUG RETAILING                              311,220
                                                   --------------
  TOBACCO 2.8%
Altria Group, Inc.                         5,850         275,184
                                                   --------------
TOTAL TOBACCO                                            275,184
                                                   --------------
  BEVERAGES 2.3%
Coca-Cola Co.                              5,850         234,292
                                                   --------------
TOTAL BEVERAGES                                          234,292
                                                   --------------
TOTAL CONSUMER STAPLES                                 1,137,298
                                                   --------------

INFORMATION TECHNOLOGY 8.9%
  COMPUTERS & PERIPHERALS 6.1%
International Business Machines
Corp.                                      5,850         501,579
Hewlett-Packard Co.+                       5,850         109,687
                                                   --------------
TOTAL COMPUTERS & PERIPHERALS                            611,266
                                                   --------------
  SOFTWARE 1.6%
Microsoft Corp.                            5,850         161,753
                                                   --------------
TOTAL SOFTWARE                                           161,753
                                                   --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.2%
Intel Corp.                                5,850         117,351
                                                   --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                117,351
                                                   --------------
TOTAL INFORMATION TECHNOLOGY                             890,370
                                                   --------------

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
CONSUMER DISCRETIONARY 7.7%

  AUTOMOBILES 2.5%
General Motors Corp.+                      5,850   $     248,508
                                                   --------------
TOTAL AUTOMOBILES                                        248,508
                                                   --------------
  SPECIALTY RETAIL 2.3%
Home Depot, Inc.                           5,850         229,320
                                                   --------------
TOTAL SPECIALTY RETAIL                                   229,320
                                                   --------------
  HOTELS RESTAURANTS & LEISURE 1.6%
McDonald's Corp.                           5,850         163,975
                                                   --------------
TOTAL HOTELS RESTAURANTS & LEISURE                       163,975
                                                   --------------
  MEDIA 1.3%
Walt Disney Co.                            5,850         131,918
                                                   --------------
TOTAL MEDIA                                              131,918
                                                   --------------
TOTAL CONSUMER DISCRETIONARY                             773,721
                                                   --------------

HEALTH CARE 7.0%
  PHARMACEUTICALS 7.0%
Johnson & Johnson, Inc.                    5,850         329,530
Merck & Co., Inc.                          5,850         193,050
Pfizer, Inc.                               5,850         179,010
                                                   --------------
TOTAL PHARMACEUTICALS                                    701,590
                                                   --------------
TOTAL HEALTH CARE                                        701,590
                                                   --------------

MATERIALS 4.5%
  CHEMICALS 2.5%
EI Du Pont de Nemours & Co.                5,850         250,380
                                                   --------------
TOTAL CHEMICALS                                          250,380
                                                   --------------
  METALS & MINING 2.0%
Alcoa, Inc.                                5,850         196,501
                                                   --------------
TOTAL METALS & MINING                                    196,501
                                                   --------------
TOTAL MATERIALS                                          446,881
                                                   --------------

TELECOMMUNICATION SERVICES 3.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      3.8%
Verizon Communications, Inc.               5,850         230,373
SBC Communications, Inc.                   5,850         151,808
                                                   --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 382,181
                                                   --------------
TOTAL TELECOMMUNICATION SERVICES                         382,181
                                                   --------------

ENERGY 2.8%
  OIL & GAS 2.8%
Exxon Mobil Corp.                          5,850         282,731
                                                   --------------
TOTAL OIL & GAS                                          282,731
                                                   --------------
TOTAL ENERGY                                             282,731
                                                   --------------
TOTAL COMMON STOCKS
  (Cost $7,594,053)                                    7,997,008
                                                   --------------
                                            FACE
                                          AMOUNT
                                        ----------
REPURCHASE AGREEMENTS  22.9%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04            $      2,293,250       2,293,250
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,293,250)                                    2,293,250
                                                   --------------
SECURITIES LENDING COLLATERAL  2.5%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                          250,125         250,125
                                                   --------------

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004


TOTAL SECURITIES LENDING COLLATERAL
  (Cost $250,125)                                        250,125
                                                   ==============
TOTAL INVESTMENTS 105.3%
  (Cost $10,137,428)                               $  10,540,383
                                                   ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.3)%                                  $    (530,983)
                                                   ==============
NET ASSETS - 100.0%                                $  10,009,400
-----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
-----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $3,018,600)                       60   $       5,813
                                                   ==============

                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones
Industrial Average Index Swap,
Maturing 10/05/04*
  (Notional Market
  Value $9,267,090)                          919   $    (128,365)
                                                   ==============

  +All or a portion of this security is on loan at September 30, 2004.
  *Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004



                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  111.3%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04            $     19,032,045   $  19,032,045
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $19,032,045)                                  19,032,045
                                                   --------------
TOTAL INVESTMENTS 111.3%
  (Cost $19,032,045)                               $  19,032,045
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.3)%                                 $  (1,936,388)
                                                   =============
NET ASSETS - 100.0%                                $  17,095,657
-----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            GAIN
-----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $26,312,130)                     523   $     556,527
                                                   ==============

                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones
Industrial Average Index Swap,
Maturing 10/05/04*
  (Notional Market Value
  $7,940,538)                                788   $      57,181
                                                   ==============

  *Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 23, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.


ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX DYNAMIC FUNDS

By (Signature and Title)*            /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                                 OCTOBER 29, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                                 OCTOBER 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*            /S/ NICK BONOS
                         -------------------------------------------------------
                                     Nick Bonos, Vice President and Treasurer

Date                                 OCTOBER 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.